Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023

Trademark	$42,152	$44,317
Software	33,116	34,817
Total intangible assets, at cost	75,268	79,134
Less: accumulated amortization	(56,167)	(51,266)
Total intangible assets, net	$19,101	$27,868